DIVIDENDS RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 299,899	R$ 219,895
Chapecoense Geracao S.A
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	29,090	26,457
Transenergia Sao Paulo
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	17,271	18,031
Enerpeixe S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	12,236	16,382
MGE Transmisso
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	5,616	5,616
Sete Gameleiras
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	4,176	4,176
Caldas Novas Transmissao S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	1,231	998
Tijoa Participaes e Investimentos S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		16,468
CTEEP
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	32,928
CEE Geracao
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	30,040
Lajeado Energia
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	23,975	11,278
CEB Lajeado
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	18,707	11,102
Paulista Lajeado
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	16,221	15,223
Belo Monte Transmissora SPE S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	13,810	12,503
EMAE
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	11,175	10,813
Transmissora Sul Litornea de Energia - TSLE
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	8,065	8,694
EAPSA
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	6,675
Retiro Baixo Energetica S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	6,357	5,616
Paranaba Transmissora de Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	5,985	8,567
Equatorial Maranho D
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax		61
Other
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	31,003	26,747
Gois Transmisso
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	11,668	11,985
Manaus Construtora
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	9,178	R$ 9,178
Transenergia Renovvel
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 4,492